Trade and other receivables, net - Allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Trade and other receivables, net
Opening balance	$ 9,717	$ 10,006
Ending balance	8,621	9,717
Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Opening balance	1,384	1,384
Additions/Deductions	0	0	$ 0
Ending balance	$ 1,384	$ 1,384	$ 1,384